Vessels	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Vessels	Vessels
 Operating vessels and drydock

In thousands of U.S. dollars	Vessels	Drydock	Total

Cost
As of January 1, 2020	$4,611,945	$108,523	$4,720,468
Additions (1)	162,404	40,801	203,205
Write-offs (2)	(847)	(16,850)	(17,697)
As of December 31, 2020	4,773,502	132,474	4,905,976

Accumulated depreciation and impairment
As of January 1, 2020	(665,586)	(46,724)	(712,310)
Charge for the period	(170,409)	(23,859)	(194,268)
Impairment loss	(14,207)	—	(14,207)
Write-offs (2)	847	16,850	17,697
As of December 31, 2020	(849,355)	(53,733)	(903,088)
Net book value
As of December 31, 2020	$3,924,147	$78,741	$4,002,888

Cost
As of January 1, 2019	$4,469,102	$86,352	$4,555,454
Additions (1)	145,150	45,271	190,421
Write-offs (2)	(2,307)	(23,100)	(25,407)
As of December 31, 2019	4,611,945	108,523	4,720,468

Accumulated depreciation and impairment
As of January 1, 2019	(506,443)	(51,222)	(557,665)
Charge for the period	(161,450)	(18,602)	(180,052)
Write-offs (2)	2,307	23,100	25,407
As of December 31, 2019	(665,586)	(46,724)	(712,310)
Net book value
As of December 31, 2019	$3,946,359	$61,799	$4,008,158

(1)Additions in 2020 and 2019 primarily relate to the drydock, BWTS, and scrubber costs incurred on certain of our vessels.
(2)Represents the write-offs of fully depreciated equipment and notional drydock costs on certain of our vessels.

The following is a summary of the items that were capitalized during the year ended December 31, 2020:

In thousands of U.S. dollars	Drydock	Notional component of scrubber (1)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
Handymax	$1,284	$—	$1,284	$—	$1,932	$157	$—	$2,089
MR	$11,088	$3,000	$14,088	$50,425	$15,247	$1,419	$629	$67,720
LR1	$3,123	$600	$3,723	$13,032	$—	$211	$210	$13,453
LR2	$18,406	$3,300	$21,706	$63,818	$13,507	$1,246	$571	$79,142
	$33,901	$6,900	$40,801	$127,275	$30,686	$3,033	$1,410	$162,404
The following is a summary of the items that were capitalized during the year ended December 31, 2019:

In thousands of US dollars	Drydock	Notional component of scrubber (1)	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized Interest	Total vessel additions
Handymax	$15,642	$—	$15,642	$—	$24,398	$782	$240	$25,420
MR	16,699	2,250	18,949	40,925	14,503	2,440	1,152	59,020
LR1	—	450	450	7,721	—	590	197	8,508
LR2	8,130	2,100	10,230	43,590	5,486	1,901	1,225	52,202
	$40,471	$4,800	$45,271	$92,236	$44,387	$5,713	$2,814	$145,150
(1)For a newly installed scrubber, a notional component of approximately 10% is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that we will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs are recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date.
2020 Activity
We did not take delivery of any owned vessels during the year ended December 31, 2020, though we did take delivery of four vessels under bareboat charters, as described in Note 6. At December 31, 2020, there were no orders outstanding for newbuilding vessels.
Ballast Water Treatment Systems
In July 2018, we executed an agreement to purchase 55 ballast water treatment systems, or BWTS, from an unaffiliated third-party supplier for total consideration of $36.2 million. These systems have been and are expected to be installed from 2019 through 2023, as each respective vessel under the agreement is due for its International Oil Pollution Prevention, or IOPP, renewal survey. Costs capitalized for these systems include the cost of the base equipment that the Company has contracted to purchase in addition to directly attributable installation costs, costs incurred for systems that were installed during the period, and installation costs incurred in advance of installations that are expected to occur in subsequent periods. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life and are depreciating the equipment and related installation costs on this basis.
Exhaust Gas Cleaning Systems or Scrubbers
We commenced a program to retrofit the substantial majority of our vessels with exhaust gas cleaning systems, or scrubbers. The scrubbers will enable our ships to use high sulfur fuel oil, which is less expensive than low sulfur fuel oil, in certain parts of the world. From August 2018 through November 2018, we entered into agreements with two separate suppliers to retrofit a total of 77 of our tankers with such systems for total consideration of $116.1 million (which excludes installation costs). We also obtained options to retrofit additional tankers under these agreements.
In June and September 2019, we exercised the option to retrofit an additional 14 and seven of our vessels, respectively, with scrubbers for total consideration of $30.3 million. In April 2020, we reached an agreement to postpone the purchase and installation of scrubbers on 19 vessels. The installation of these scrubbers is now expected to begin not earlier than 2021. In February 2021 we signed an agreement to retain the option to purchase these scrubbers through February 2023. This agreement is described in Note 23.
During the year ended December 31, 2020, we retro-fitted a total of 46 of our vessels with scrubbers and 22 vessels with BWTS. During the year ended December 31, 2019, we retro-fitted a total of 32 of our vessels with scrubbers and 28 vessels with BWTS.
Costs capitalized for these systems include the base equipment and systems purchased, and installation costs incurred. We estimate the useful life of these systems to be for the duration of each vessel's remaining useful life, with the exception of approximately 10% of the equipment cost, which is estimated to require replacement at each vessel's next scheduled drydock. This amount has been allocated as a notional component upon installation. The carrying value of the equipment, related installation costs, and notional component will be depreciated on this basis.
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of December 31, 2020 (1):

As of December 31,
Amounts in thousands of US dollars	2020
Less than 1 month	$154
1-3 months	141
3 months to 1 year	9,483
1-5 years	12,479
5+ years	—
Total	$22,257
(1)These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.
Collateral agreements
The below table is a summary of vessels with an aggregate carrying value of $4.8 billion at December 31, 2020 which have been pledged as collateral under the terms of our secured debt and lease financing arrangements, which includes right of use assets that are accounted for under IFRS 16 (and are further described in Note 6), along with the respective borrowing or lease financing facility (which are described in Note 12) as of December 31, 2020:

Credit Facility	Vessel Name
$116.0 Million Lease Financing	STI Oxford, STI Selatar, STI Gramercy, STI Queens
$157.5 Million Lease Financing	STI Alexis, STI Benicia, STI Duchessa, STI Mayfair, STI San Antonio, STI St. Charles, STI Yorkville
$670.0 Million Lease Financing	STI Lobelia, STI Lotus, STI Lily, STI Lavender, STI Magic, STI Majestic, STI Mystery, STI Marvel, STI Magnetic, STI Millenia, STI Magister, STI Mythic, STI Marshall, STI Modest, STI Maverick, STI Miracle, STI Maestro, STI Mighty, STI Maximus
2018 CMB Lease Financing	STI Milwaukee, STI Battery, STI Tribeca, STI Bronx, STI Manhattan, STI Seneca,
2018 NIBC Credit Facility	STI Soho, STI Memphis
2019 DNB / GIEK Credit Facility	STI Condotti, STI Sloane
2020 $225.0 Million Credit Facility	STI Pride, STI Providence, STI Nautilus, STI Gallantry, STI Guard, STI Spiga, STI Savile Row, STI Kingsway, STI Carnaby
2020 TSFL Lease Financing	STI Galata, STI La Boca
2020 CMB Lease Financing	STI Bosphorus, STI Leblon
2020 SPDB-FL Lease Financing	STI San Telmo, STI Donald C Trauscht, STI Esles II, STI Jardins
ABN AMRO / K-Sure Credit Facility	STI Precision, STI Prestige
ABN AMRO / SEB Credit Facility	STI Hammersmith, STI Westminster, STI Winnie, STI Lauren, STI Connaught
AVIC Lease Financing	STI Fontvieille, STI Ville, STI Brooklyn, STI Rose, STI Rambla
BCFL Lease Financing (LR2s)	STI Solace, STI Solidarity, STI Stability
BCFL Lease Financing (MRs)	STI Amber, STI Topaz, STI Ruby, STI Garnet, STI Onyx
BNPP Sinosure Credit Facility	STI Elysees, STI Fulham, STI Hackney, STI Orchard, STI Park
China Huarong Lease Financing	STI Opera, STI Venere, STI Virtus, STI Aqua, STI Dama, STI Regina
Citi / K-Sure Credit Facility	STI Excellence, STI Executive, STI Experience, STI Express
COSCO Shipping Lease Financing	STI Battersea, STI Wembley, STI Texas City, STI Meraux
Credit Agricole Credit Facility	STI Exceed, STI Excel, STI Excelsior, STI Expedite
CSSC Lease Financing	STI Goal, STI Guide, STI Gauntlet, STI Gladiator, STI Gratitude
Hamburg Commercial Credit Facility	STI Poplar, STI Veneto
ING Credit Facility	STI Black Hawk, STI Rotherhithe, STI Pontiac, STI Osceola, STI Notting Hill, STI Jermyn, STI Lombard, STI Grace, STI Brixton, STI Broadway, STI Comandante, STI Finchley, STI Pimlico
KEXIM Credit Facility	STI Madison
Ocean Yield Lease Financing	STI Sanctity, STI Steadfast, STI Supreme, STI Symphony
Prudential Credit Facility	STI Acton, STI Camden, STI Clapham
IFRS 16 - Leases - 3 MR	STI Beryl, STI Larvotto, STI Le Rocher
IFRS 16 - Leases - 7 Handymax	Sky, Steel, Stone I, Style